Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value of Financial Instruments [Abstract]
Schedule of Estimated Fair Value of Financial Instruments, by Balance Sheet Grouping

	December 31,
	2013		2012
	Carrying	Estimated Fair	Carrying	Estimated Fair
	Amount	Value	Amount	Value
Assets:
Cash and cash equivalents	$373,403	$373,403	$387,813	$387,813
Available-for-sale securities	64,869	64,869	56,376	56,376
Trading securities	37,999	37,999	34,696	34,696
Liabilities:
Credit Facility	4,050,084	4,084,983	4,331,562	4,357,910
8% Senior Notes	2,020,346	2,172,440	2,022,829	2,185,220
7⅛% Senior Notes	1,200,000	1,245,720	1,200,000	1,285,848
5⅛% Senior Secured Notes	1,600,000	1,662,160	1,600,000	1,674,480
Receivables Facility and other debt	536,887	536,887	338,940	338,940

Schedule of Interest Rate Swaps

Swap #	Notional Amount (in thousands)	Fixed Interest Rate	Termination Date	Fair Value (in thousands)
1	$100,000	5.231%	July 25, 2014	$2,818
2	100,000	5.231%	July 25, 2014	2,818
3	200,000	5.160%	July 25, 2014	5,556
4	75,000	5.041%	July 25, 2014	2,033
5	125,000	5.022%	July 25, 2014	3,374
6	100,000	2.621%	July 25, 2014	1,336
7	100,000	3.110%	July 25, 2014	1,613
8	100,000	3.258%	July 25, 2014	1,697
9	200,000	2.693%	October 26, 2014	3,977
10	300,000	3.447%	August 8, 2016	21,597
11	200,000	3.429%	August 19, 2016	14,403
12	100,000	3.401%	August 19, 2016	7,130
13	200,000	3.500%	August 30, 2016	14,884
14	100,000	3.005%	November 30, 2016	6,376
15	200,000	2.055%	July 25, 2019	(954)	(1)
16	200,000	2.059%	July 25, 2019	(895)	(2)

Schedule of Pre-tax Loss Recognized as a Component of Other Comprehensive Income

	Amount of Pre-Tax Loss Recognized in OCI (Effective Portion)
Derivatives in Cash Flow Hedging Relationships	Year Ended December 31,
	2013	2012
Interest rate swaps	$(5,970)	$(69,020)

Schedule of Effective Portion of the Pre-tax Loss Reclassified from AOCL into Interest Expense on the Consolidated Statements of Income

	Amount of Pre-Tax Loss Reclassified from AOCL into Income (Effective Portion)
Location of Loss Reclassified from AOCL into Income (Effective Portion)	Year Ended December 31,
	2013	2012
Interest expense, net	$99,808	$141,648

Schedule of the Fair Value of Derivative Instruments in the Consolidated Balance Sheet

	Asset Derivatives				Liability Derivatives
	December 31, 2013		December 31, 2012		December 31, 2013		December 31, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments	Other assets, net	$-	Other assets, net	$-	Other long-term liabilities	$87,763	Other long-term liabilities	$181,600